Vessels, Net - Deposits for Vessel Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Deposits for vessels acquisitions	$ 42,276	$ 100,112
Vessel deposits financed through loans	23,540	70,620
Additions to deposits for vessel acquisitions	11,881	24,907
Deposits for vessel acquisition transferred to vessel	71,220	202,251
Interest costs capitalized	$ 3,290	$ 6,149	$ 14,240